25. Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses By Nature Tables
Expenses by nature
	2017	2016	2015

Raw materials and materials for use and consumption	71,521,652	69,173,511	67,763,793
Personnel expenses	2,231,556	2,042,985	1,950,776
Freight and storage	1,117,467	1,077,552	1,134,388
Depreciation and amortization	1,175,951	1,103,538	1,002,647
Advertising and marketing	192,441	200,011	177,336
Services provided by third parties	351,227	318,746	255,750
Lease of real estate and equipment	196,970	164,740	143,677
Other expenses	410,356	359,000	343,237

Total	77,197,620	74,440,083	72,771,604

Classified as:
Cost of products and services sold	72,735,781	70,342,723	68,933,702
Selling and marketing	2,885,311	2,651,501	2,516,561
General and administrative	1,576,528	1,445,859	1,321,341

Total	77,197,620	74,440,083	72,771,604